Investment Objectives and Goals - Credit Suisse Commodity Return Strategy Fund	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Credit Suisse Commodity Return Strategy Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks total return.